Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt
Summary of Long-Term Debt

	As of
($ in thousands)	December 31, 2014	December 31, 2013

Revolving credit facility due in 2017	$75,000	$75,000
Weighted average interest rate	1.5%	1.9%
Amount available	$122,535	$122,400
Total credit facility	$200,000	$200,000
Standby letters of credit	$2,465	$2,600
Commitment fee percentage per annum	0.25	0.30

Summary of Interest Rate Swaps Activity Recorded in Other Comprehensive Income Before Tax
	For the Year Ended December 31,
($ in thousands)	2014	2013	2012

Unrealized (loss) gain	$(510)	$289	$(1,607)
Realized gain reclassified to interest expense	$488	$319	$—

Summary of Interest Rate Swaps Included on Balance Sheets
	As of
($ in thousands)	December 31, 2014	December 31, 2013

Accrued liabilities	$640	$392
Other long-term obligations	$380	$604